DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2021
DUE FROM RELATED PARTIES
NOTE 5 - DUE FROM RELATED PARTIES

NOTE 5 – DUE FROM RELATED PARTIES

Due from related parties consisted of:

	December 31,	December 31,
	2021	2020
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$397,590	$404,288
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	25,360
Total Due from Related Parties	$397,590	$429,648

(1)	Zhenhuikang is controlled by Beijing Zhenxigu Medical Research Center LP (“Zhenxigu”) Zhenxigu is controlled by Mr. Yulin Cao, a director and significant stockholder of Yubo Beijing.

(2)	Yubo Global Biotechnology (Chengdu) Co., Ltd. is controlled by Mr. Jun Wang.